Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Guarantee Obligations [Line Items]
Environmental, health and safety, tax and employment matters	$ 166		$ 175
Balance as of January 1	1,449	[1]	1,146
Warranties and performance guarantees issued			604
Settlements made	512		493
Other	(24)		192
Balance as of December 31	1,548		1,449	[1]
Standard Product Warranty Accrual, Increase for Warranties Issued	635
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	333		348
Carrying Amount of Liability	7		9
Credit Facilities And Debt Obligations (expire 2019 to 2028)
Guarantee Obligations [Line Items]
Maximum Potential Payment	0		116
Carrying Amount of Liability	0		0
Performance Guarantees
Guarantee Obligations [Line Items]
Maximum Potential Payment	48		55
Carrying Amount of Liability	$ 0		$ 5

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